UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE MID CAP FUND

FORM N-Q

JULY 31, 2017

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited)	July 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 2.4%
Delphi Automotive PLC	270,000	$24,413,400
Goodyear Tire & Rubber Co.	1,057,000	33,306,070

Total Auto Components		57,719,470

Distributors - 1.3%
Core-Mark Holding Co. Inc.	826,000	30,289,420

Diversified Consumer Services - 1.7%
Service Corporation International	1,130,000	39,244,900

Household Durables - 0.9%
Whirlpool Corp.	120,000	21,345,600

Leisure Products - 1.3%
Hasbro Inc.	299,000	31,658,120

Media - 3.0%
Live Nation Entertainment Inc.	1,000,000	37,270,000	*
Sinclair Broadcast Group Inc., Class A Shares	897,000	32,336,850

Total Media		69,606,850

Specialty Retail - 3.4%
Foot Locker Inc.	725,000	34,212,750
Ross Stores Inc.	495,000	27,383,400
Signet Jewelers Ltd.	289,000	17,675,240

Total Specialty Retail		79,271,390

Textiles, Apparel & Luxury Goods - 1.7%
Hanesbrands Inc.	1,736,000	39,789,120

TOTAL CONSUMER DISCRETIONARY		368,924,870

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.4%
Casey’s General Stores Inc.	306,000	32,665,500

Food Products - 1.5%
Blue Buffalo Pet Products Inc.	1,600,000	35,792,000	*

TOTAL CONSUMER STAPLES		68,457,500

ENERGY - 3.9%
Energy Equipment & Services - 1.4%
Core Laboratories NV	320,000	32,169,600

Oil, Gas & Consumable Fuels - 2.5%
Newfield Exploration Co.	802,000	23,041,460	*
Parsley Energy Inc., Class A Shares	1,250,000	36,600,000	*

Total Oil, Gas & Consumable Fuels		59,641,460

TOTAL ENERGY		91,811,060

FINANCIALS - 16.0%
Banks - 4.9%
First Republic Bank	370,000	37,122,100
Signature Bank	313,000	43,375,540	*
Western Alliance Bancorp	689,000	34,711,820	*

Total Banks		115,209,460

Capital Markets - 3.5%
Affiliated Managers Group Inc.	225,000	41,811,750
Lazard Ltd., Class A Shares	888,000	41,478,480

Total Capital Markets		83,290,230

Consumer Finance - 1.6%
Synchrony Financial	1,200,000	36,384,000

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Insurance - 4.1%
Arch Capital Group Ltd.	427,000	$41,530,020	*
Hartford Financial Services Group Inc.	996,000	54,780,000

Total Insurance		96,310,020

Mortgage Real Estate Investment (REITs) - 1.9%
Starwood Property Trust Inc.	2,034,000	44,829,360

TOTAL FINANCIALS		376,023,070

HEALTH CARE - 13.3%
Biotechnology - 5.1%
Alexion Pharmaceuticals Inc.	285,000	39,141,900	*
BioMarin Pharmaceutical Inc.	408,000	35,793,840	*
Vertex Pharmaceuticals Inc.	290,000	44,027,800	*

Total Biotechnology		118,963,540

Health Care Equipment & Supplies - 1.7%
DENTSPLY SIRONA Inc.	638,000	39,575,140

Health Care Providers & Services - 4.6%
AmerisourceBergen Corp.	515,000	48,317,300
Mednax Inc.	558,000	26,214,840	*
Premier Inc., Class A Shares	1,000,000	34,900,000	*

Total Health Care Providers & Services		109,432,140

Life Sciences Tools & Services - 1.9%
PAREXEL International Corp.	500,000	43,760,000	*

TOTAL HEALTH CARE		311,730,820

INDUSTRIALS - 13.8%
Aerospace & Defense - 3.0%
Rockwell Collins Inc.	346,000	36,859,380
Teledyne Technologies Inc.	244,000	33,266,960	*

Total Aerospace & Defense		70,126,340

Airlines - 1.7%
Alaska Air Group Inc.	480,000	40,910,400

Building Products - 1.1%
Masonite International Corp.	336,000	26,090,400	*

Electrical Equipment - 4.8%
Acuity Brands Inc.	175,000	35,463,750
AMETEK Inc.	662,000	40,765,960
Rockwell Automation Inc.	225,000	37,131,750

Total Electrical Equipment		113,361,460

Machinery - 1.6%
Allison Transmission Holdings Inc.	970,000	36,666,000

Trading Companies & Distributors - 1.6%
Air Lease Corp.	919,000	36,374,020

TOTAL INDUSTRIALS		323,528,620

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 2.5%
Harris Corp.	279,940	32,044,732
Palo Alto Networks Inc.	195,000	25,697,100	*

Total Communications Equipment		57,741,832

Electronic Equipment, Instruments & Components - 4.1%
CDW Corp.	842,000	53,408,060
IPG Photonics Corp.	285,000	43,502,400	*

Total Electronic Equipment, Instruments & Components		96,910,460

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
IT Services - 2.8%
Alliance Data Systems Corp.	90,000	$21,728,700
Amdocs Ltd.	646,000	43,391,820

Total IT Services		65,120,520

Semiconductors & Semiconductor Equipment - 1.5%
Xilinx Inc.	562,000	35,552,120

Software - 4.7%
Aspen Technology Inc.	590,000	33,553,300	*
Autodesk Inc.	334,000	37,003,860	*
Check Point Software Technologies Ltd.	375,000	39,667,500	*

Total Software		110,224,660

Technology Hardware, Storage & Peripherals - 1.6%
Electronics for Imaging Inc.	787,000	38,232,460	*

TOTAL INFORMATION TECHNOLOGY		403,782,052

MATERIALS - 5.7%
Chemicals - 1.2%
Methanex Corp.	650,000	28,795,000

Containers & Packaging - 4.5%
Ardagh Group SA	1,430,000	32,089,200
Berry Global Group Inc.	725,000	40,658,000	*
Crown Holdings Inc.	526,000	31,281,220	*

Total Containers & Packaging		104,028,420

TOTAL MATERIALS		132,823,420

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 4.9%
Alexandria Real Estate Equities Inc.	392,000	47,530,000
JBG SMITH Properties	210,000	7,450,800	*
Liberty Property Trust	640,000	26,892,800
Vornado Realty Trust	420,000	33,327,000

Total Equity Real Estate Investment Trusts (REITs)		115,200,600

Real Estate Management & Development - 1.2%
Jones Lang LaSalle Inc.	227,000	28,878,940

TOTAL REAL ESTATE		144,079,540

UTILITIES - 4.2%
Electric Utilities - 2.7%
Eversource Energy	666,000	40,486,140
Portland General Electric Co.	511,000	22,836,590

Total Electric Utilities		63,322,730

Multi-Utilities - 1.5%
Ameren Corp.	613,000	34,389,300

TOTAL UTILITIES		97,712,030

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,689,771,009)		2,318,872,982

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $30,912,999)	0.917%	30,912,999	$30,912,999

TOTAL INVESTMENTS - 100.1% (Cost - $1,720,684,008#)			2,349,785,981
Liabilities in Excess of Other Assets - (0.1)%			(3,056,156)

TOTAL NET ASSETS - 100.0%			$2,346,729,825

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$2,318,872,982	—	—	$2,318,872,982

Short-Term Investments†	30,912,999	—	—	30,912,999

Total Investments	$2,349,785,981	—	—	$2,349,785,981

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$630,008,352
Gross unrealized depreciation	(906,379)

Net unrealized appreciation	$629,101,973

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 22, 2017